Label	Element	Value
Innovator Equity Dual Directional 15 Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.24 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	107.70%
Innovator Equity Dual Directional 15 Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $518.99 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%
Innovator Equity Dual Directional 15 Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.87 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.70%
Innovator Equity Dual Directional 15 Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $525.20 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.80%)
Innovator Equity Dual Directional 15 Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $672.22 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(8.30%)